Loans - Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses (Detail) - Average Value [member] - CAD ($)	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Base case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.50%	3.40%	4.20%
United States Real GDP year-over-year growth	1.70%	3.20%	4.70%
Canadian unemployment rate	5.50%	5.40%	6.40%
United States unemployment rate	3.80%	3.60%	4.40%
Canadian Housing Price Index growth	3.80%	7.20%	6.10%
S&P 500 Index growth rate	(0.50%)	1.90%	6.10%
Canadian household debt service ratio	14.80%	15.00%	13.60%
West Texas Intermediate Oil Price	$ 99	$ 93	$ 69
Base case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.80%	2.00%	2.40%
United States Real GDP year-over-year growth	1.80%	2.10%	2.20%
Canadian unemployment rate	5.80%	5.70%	5.90%
United States unemployment rate	3.90%	3.70%	3.90%
Canadian Housing Price Index growth	0.90%	2.00%	2.80%
S&P 500 Index growth rate	5.40%	5.00%	4.60%
Canadian household debt service ratio	14.90%	15.10%	14.40%
West Texas Intermediate Oil Price	$ 84	$ 76	$ 64
Upside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	4.20%	4.60%	5.60%
United States Real GDP year-over-year growth	3.60%	4.30%	5.80%
Canadian unemployment rate	5.10%	4.90%	6.00%
United States unemployment rate	3.20%	3.10%	3.80%
Canadian Housing Price Index growth	13.10%	15.10%	10.70%
S&P 500 Index growth rate	6.30%	5.90%	10.30%
Canadian household debt service ratio	14.10%	14.50%	13.00%
West Texas Intermediate Oil Price	$ 127	$ 126	$ 74
Upside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.80%	2.70%	2.80%
United States Real GDP year-over-year growth	3.10%	3.10%	3.30%
Canadian unemployment rate	5.30%	5.30%	5.50%
United States unemployment rate	3.30%	3.00%	3.40%
Canadian Housing Price Index growth	6.30%	4.70%	6.30%
S&P 500 Index growth rate	9.80%	8.50%	8.60%
Canadian household debt service ratio	14.50%	14.80%	14.20%
West Texas Intermediate Oil Price	$ 123	$ 124	$ 81
Downside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.10%	2.40%	3.10%
United States Real GDP year-over-year growth	0.00%	1.10%	2.80%
Canadian unemployment rate	6.00%	6.40%	7.30%
United States unemployment rate	4.60%	5.00%	6.00%
Canadian Housing Price Index growth	(5.70%)	(0.50%)	2.20%
S&P 500 Index growth rate	(10.90%)	(6.90%)	(0.60%)
Canadian household debt service ratio	15.30%	15.40%	14.10%
West Texas Intermediate Oil Price	$ 81	$ 67	$ 56
Downside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.10%	1.70%	1.60%
United States Real GDP year-over-year growth	(0.10%)	0.20%	1.30%
Canadian unemployment rate	6.60%	6.50%	6.80%
United States unemployment rate	4.70%	4.90%	5.00%
Canadian Housing Price Index growth	(6.60%)	(1.40%)	(2.20%)
S&P 500 Index growth rate	(8.80%)	(8.50%)	(1.70%)
Canadian household debt service ratio	15.10%	15.20%	14.70%
West Texas Intermediate Oil Price	$ 57	$ 54	$ 54